Common Stock Purchase Warrants (Tables)	9 Months Ended
Sep. 30, 2012
Common Stock Purchase Warrants [Abstract]
Summary of warrants granted

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2011	2,342,500	$2.50
Granted	-
Exercised	-
Forfeited	-
Outstanding at September 30, 2012	2,342,500	2.50
Warrants exercisable at September 30, 2012	2,342,500	$2.50